Item 1. Schedule of Investments:
--------------------------------
PUTNAM MANAGED HIGH YIELD TRUST

QUARTERLY PORTFOLIO HOLDINGS

02-28-05



Putnam Managed High Yield Trust
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The fund's portfolio
February 28, 2005 (Unaudited)

Corporate bonds and notes (89.8%) (a)
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Principal amount                                                                                                           Value
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
Advertising and Marketing Services (0.2%)
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        $60,000  Bear Creek Corp. 144A sr. notes 9s, 2013                                                                $61,350
        100,000  Lamar Media Corp. company guaranty 7 1/4s, 2013                                                         107,000
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                                                                                                                         168,350

Automotive (2.1%)
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         50,000  ArvinMeritor, Inc. notes 8 3/4s, 2012                                                                    56,500
         30,000  Dana Corp. notes 10 1/8s, 2010                                                                           32,630
        190,000  Dana Corp. notes 9s, 2011                                                                               229,050
         15,000  Dana Corp. notes 7s, 2029                                                                                14,615
         40,000  Delco Remy International, Inc. company guaranty 11s, 2009                                                42,200
        205,000  Delco Remy International, Inc. sr. sub. notes 9 3/8s, 2012                                              197,313
         30,000  Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012                                               30,000
        150,000  Lear Corp. company guaranty Ser. B, 8.11s, 2009                                                         168,061
        115,000  Meritor Automotive, Inc. notes 6.8s, 2009                                                               118,163
         95,000  Metaldyne Corp. 144A sr. notes 10s, 2013                                                                 93,575
EUR      20,000  Teksid Aluminum 144A company guaranty 11 3/8s, 2011 (Luxembourg)                                        $24,420
       $300,000  Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013                                               352,500
        100,000  Tenneco Automotive, Inc. 144A sr. sub. notes 8 5/8s, 2014                                               106,500
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                                                                                                                       1,465,527

Basic Materials (9.5%)
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        130,000  Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                                           140,400
        120,000  AK Steel Corp. company guaranty 7 3/4s, 2012                                                            127,200
        170,000  Almatis Investment Holdings, S.a.r.l. bonds 11s, 2013 (Luxembourg) (PIK)                                173,400
        205,000  BCP Caylux Holdings Luxembourg SCA 144A sr. sub. notes
                 9 5/8s, 2014 (Luxembourg)                                                                               236,775
         60,000  Century Aluminum Co. 144A company guaranty 7 1/2s, 2014                                                  64,500
EUR      55,000  Cognis GMBH 144A sr. notes 9 1/2s, 2014 (Germany)                                                        83,033
       $185,000  Compass Minerals Group, Inc. company guaranty 10s, 2011                                                $207,663
         50,000  Compass Minerals International, Inc. sr. disc. notes stepped-coupon Ser. B,
                 zero % (12s, 6/1/08), 2013 (STP)                                                                         42,000
        130,000  Compass Minerals International, Inc. sr. notes stepped-coupon zero %
                 (12 3/4s, 12/15/07), 2012 (STP)                                                                         114,400
        120,000  Crystal US Holdings, LLC/US Sub 3 Corp. 144A sr. disc. notes stepped-coupon
                 zero % (10s, 10/1/09), 2014 (STP)                                                                        89,100
         95,000  Equistar Chemicals LP notes 8 3/4s, 2009                                                                106,163
        290,000  Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10 1/8s, 2008                             334,225
         75,000  Georgia-Pacific Corp. bonds 7 3/4s, 2029                                                                 88,313
        130,000  Georgia-Pacific Corp. company guaranty 9 3/8s, 2013                                                     150,313
        250,000  Georgia-Pacific Corp. debs. 9 1/2s, 2011                                                                311,563
        210,000  Georgia-Pacific Corp. debs. 7.7s, 2015                                                                  244,125
        175,000  Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)                                                201,250
        160,000  Hercules, Inc. company guaranty 11 1/8s, 2007                                                           188,000
        140,000  Hercules, Inc. company guaranty 6 3/4s, 2029                                                            144,200
         35,000  Huntsman Advanced Materials, LLC 144A sec. FRN 10.89s, 2008                                              37,450
         40,000  Huntsman Advanced Materials, LLC 144A sec. notes 11s, 2010                                               47,100
         28,000  Huntsman International Holdings LLC sr. disc. notes zero %, 2009                                         15,960
         78,000  Huntsman, LLC company guaranty 11 5/8s, 2010                                                             94,185
         60,000  Huntsman, LLC 144A company guaranty 11 1/2s, 2012                                                        71,400
        325,000  Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014                                                         349,375
         85,000  International Steel Group, Inc. sr. notes 6 1/2s, 2014                                                   90,950
          5,000  Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012                                                     5,400
         10,000  Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013                                                    10,538
EUR     100,000  JSG Holding PLC sr. notes 11 1/2s, 2015 (Ireland) (PIK)                                                 132,056
        $10,000  Lyondell Chemical Co. bonds 11 1/8s, 2012                                                               $11,800
        130,000  Lyondell Chemical Co. company guaranty 10 1/2s, 2013                                                    153,725
        100,000  Lyondell Chemical Co. company guaranty 9 1/2s, 2008                                                     108,000
         65,000  Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007                                                         71,175
        215,000  MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)                                                   238,113
EUR       5,000  MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012 (Ireland)                                          7,535
EUR      10,000  Nalco Co. sr. notes 7 3/4s, 2011                                                                         14,659
EUR      65,000  Nalco Co. sr. sub. notes 9s, 2013                                                                        97,871
       $300,000  Nalco Co. sr. sub. notes 8 7/8s, 2013                                                                  $331,500
         75,000  Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014 (Canada)                                                 78,750
        195,000  Novels, Inc. 144A sr. notes 7 1/4s, 2015 (Canada)                                                       201,825
         31,547  PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)                                                   33,755
         35,840  Pioneer Companies, Inc. sec. sr.notes  FRN 6.06s, 2006                                                   37,811
         60,000  PQ Corp. 144A company guaranty 7 1/2s, 2013                                                              62,175
EUR     235,000  Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014                                          327,487
EUR      80,000  SGL Carbon SA 144A sr. notes 8 1/2s, 2012 (Luxembourg)                                                  119,023
       $110,000  Steel Dynamics, Inc. company guaranty 9 1/2s, 2009                                                     $120,038
         27,275  Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)                                                      27,275
         40,000  Stone Container Corp. sr. notes 9 3/4s, 2011                                                             43,600
        140,000  Stone Container Corp. sr. notes 8 3/8s, 2012                                                            151,550
         35,000  Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)                                           36,794
         25,000  Tembec Industries, Inc. company guaranty 7 3/4s, 2012 (Canada)                                           24,125
         90,000  Ucar Finance, Inc. company guaranty 10 1/4s, 2012                                                       100,125
         47,000  United Agri Products 144A sr. notes 8 3/4s, 2011                                                         51,230
        214,000  United States Steel Corp. sr. notes 9 3/4s, 2010                                                        243,960
          7,201  Wheeling-Pittsburgh Steel Corp. sr. notes 6s, 2010 (PIK)                                                  6,121
         13,998  Wheeling-Pittsburgh Steel Corp. sr. notes 5s, 2011 (PIK)                                                 11,898
         40,000  WHX Corp. sr. notes 10 1/2s, 2005                                                                        37,600
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                                                                                                                       6,650,557

Beverage (0.1%)
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         45,000  Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008                                             48,938
         45,000  Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012                                           49,050
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                                                                                                                          97,988

Broadcasting (3.3%)
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        210,000  British Sky Broadcasting PLC company guaranty 6 7/8s, 2009 (United Kingdom)                             227,042
        300,000  DirecTV Holdings, LLC sr. notes 8 3/8s, 2013                                                            338,947
        440,000  Diva Systems Corp. sr. disc. notes Ser. B, 12 5/8s, 2008 (In default) (NON)                               1,925
        235,000  Echostar DBS Corp. sr. notes 6 3/8s, 2011                                                               242,050
        165,000  Echostar DBS Corp. 144A company guaranty 6 5/8s, 2014                                                   169,538
        370,000  Granite Broadcasting Corp. sec. notes 9 3/4s, 2010                                                      354,275
        105,000  Gray Television, Inc. company guaranty 9 1/4s, 2011                                                     115,500
         75,000  Intelsat Bermuda, Ltd. 144A sr. notes 8 1/4s, 2013 (Bermuda)                                             78,563
          6,090  Knology, Inc. 144A sr. notes 12s, 2009 (PIK)                                                              5,877
        155,000  Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012                                              176,700
        150,000  Rainbow National Services, LLC 144A sr. sub. debs. 10 3/8s, 2014                                        178,500
         60,000  Sinclair Broadcast Group, Inc. company guaranty 8 3/4s, 2011                                             64,800
        301,000  Young Broadcasting, Inc. company guaranty 10s, 2011                                                     317,555
         65,000  Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014                                                     64,350
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                                                                                                                       2,335,622

Building Materials (0.9%)
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         60,000  Building Materials Corp. company guaranty 8s, 2008                                                       62,025
         95,000  Dayton Superior Corp. sec. notes 10 3/4s, 2008                                                          102,125
          5,000  Owens Corning bonds 7 1/2s, 2018 (In default) (NON)                                                       3,250
        120,000  Owens Corning notes 7 1/2s, 2005 (In default) (NON)                                                      78,300
        350,000  THL Buildco, Inc. (Nortek, Inc.) sr. sub. notes 8 1/2s, 2014                                            357,000
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                                                                                                                         602,700

Cable Television (3.5%)
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         20,000  Adelphia Communications Corp. sr. notes 10 7/8s, 2010 (In default) (NON)                                 18,100
         90,000  Adelphia Communications Corp. sr. notes 10 1/4s, 2011 (In default) (NON)                                 83,700
          5,000  Adelphia Communications Corp. sr. notes 10 1/4s, 2006 (In default) (NON)                                  4,400
          5,000  Adelphia Communications Corp. sr. notes 9 3/8s, 2009 (In default) (NON)                                   4,525
         40,000  Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007 (In default)
                 (NON)                                                                                                    34,700
        255,000  Atlantic Broadband Finance, LLC 144A sr. sub. notes 9 3/8s, 2014                                        249,900
        195,000  Cablevision Systems Corp. 144A sr. notes 8s, 2012                                                       219,375
         70,000  Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (12 1/8s, 1/15/07), 2012 (STP)                                                     45,500
         35,000  Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)                                                     25,113
        240,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 11 1/8s, 2011                              205,200
        200,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 10 3/4s, 2009                              172,500
         75,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 10 1/4s, 2010                               62,625
        265,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 10s, 2011                                  217,300
        200,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 9 5/8s, 2009                               165,500
         20,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 8 5/8s, 2009                                16,350
         75,000  CSC Holdings, Inc. debs. 7 5/8s, 2018                                                                    87,375
         80,000  CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011                                                        89,000
        155,000  CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012                                                          166,625
        270,000  Kabel Deutsheland GMBH 144A sr. notes 10 5/8s, 2014 (Germany)                                           310,500
         30,000  Quebecor Media, Inc. sr. disc. notes stepped-coupon zero % (13 3/4s,
                 7/15/06), 2011 (Canada) (STP)                                                                            29,775
        155,000  Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                                   176,119
         50,000  Videotron Ltee company guaranty 6 7/8s, 2014 (Canada)                                                    52,500
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                                                                                                                       2,436,682

Capital Goods (9.8%)
--------------------------------------------------------------------------------------------------------------------------------
        370,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                                        377,863
EUR     270,000  Aero Invest 1 SA 144A company guaranty FRN 10.635s, 2015 (Luxembourg)                                   356,104
       $240,000  Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008                                 $258,000
        135,000  Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011                                                    152,550
        320,000  Argo-Tech Corp. sr. notes 9 1/4s, 2011                                                                  352,000
         35,000  BE Aerospace, Inc. sr. notes 8 1/2s, 2010                                                                39,025
        345,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                                      345,863
        125,000  Blount, Inc. sr. sub. notes 8 7/8s, 2012                                                                136,563
         80,000  Browning-Ferris Industries, Inc. debs. 7.4s, 2035                                                        71,000
        145,000  Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008                                                 143,913
        320,000  Crown Euro Holdings SA sec. notes 10 7/8s, 2013 (France)                                                380,000
EUR      15,000  Crown Euro Holdings SA sec. notes 10 1/4s, 2011 (France)                                                 22,894
        $70,000  Crown Euro Holdings SA sec. notes 9 1/2s, 2011 (France)                                                 $78,750
        476,000  Decrane Aircraft Holdings Co. company guaranty zero %, 2008                                             180,880
        120,000  Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012                                                          134,400
EUR      60,000  Flender Holdings 144A sr. notes 11s, 2010 (Germany)                                                      96,673
        $93,000  Flowserve Corp. company guaranty 12 1/4s, 2010                                                         $102,300
          9,000  Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                                  9,360
        130,000  Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)                                                       140,400
        325,000  L-3 Communications Corp. company guaranty 6 1/8s, 2013                                                  335,563
        310,000  Legrand SA debs. 8 1/2s, 2025 (France)                                                                  384,400
         91,000  Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012                                                104,878
EUR      25,000  Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011                                                $37,228
       $290,000  Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013                                                        313,925
        240,000  Milacron Escrow Corp. sec. notes 11 1/2s, 2011                                                          264,000
         40,000  Mueller Group, Inc. sec. FRN 7.493s, 2011                                                                41,100
        255,000  Mueller Group, Inc. sr. sub. notes 10s, 2012                                                            280,500
        180,000  Owens-Brockway Glass company guaranty 8 1/4s, 2013                                                      198,000
         75,000  Owens-Brockway Glass company guaranty 7 3/4s, 2011                                                       81,000
        170,000  Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012                                                        189,975
         15,000  Owens-Illinois, Inc. debs. 7.8s, 2018                                                                    16,088
        155,000  Polypore, Inc. sr. sub. notes 8 3/4s, 2012                                                              155,000
        250,000  Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                                              272,500
        165,000  Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)                                                 158,813
         60,000  Solo Cup Co. sr. sub. notes 8 1/2s, 2014                                                                 62,400
         35,000  Terex Corp. company guaranty 9 1/4s, 2011                                                                39,025
        190,000  Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                                      211,375
        325,000  Titan Corp. (The) company guaranty 8s, 2011                                                             349,375
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                                                                                                                       6,873,683

Commercial and Consumer Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        245,000  Laidlaw International, Inc. sr. notes 10 3/4s, 2011                                                     280,831

Communication Services (7.1%)
--------------------------------------------------------------------------------------------------------------------------------
         60,000  Alamosa Delaware, Inc. company guaranty 11s, 2010                                                        69,900
         50,000  Alamosa Delaware, Inc. company guaranty stepped-coupon zero % (12s,
                 7/31/05), 2009 (STP)                                                                                     54,500
         70,000  Alamosa Delaware, Inc. sr. notes 8 1/2s, 2012                                                            75,950
         35,000  American Cellular Corp. company guaranty 9 1/2s, 2009                                                    34,125
         58,000  American Tower Corp. sr. notes 9 3/8s, 2009                                                              60,900
         65,000  American Tower Corp. sr. notes 7 1/2s, 2012                                                              68,413
        125,000  American Towers, Inc. company guaranty 7 1/4s, 2011                                                     133,125
         96,207  Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default)
                 (NON)                                                                                                     4,810
        165,000  Centennial Cellular Operating Co. company guaranty 10 1/8s, 2013                                        191,400
         25,000  Cincinnati Bell Telephone Co. company guaranty 6.3s, 2028                                                23,250
        140,000  Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014                                                       144,725
         70,000  Cincinnati Bell, Inc. sr. sub. notes 7 1/4s, 2023                                                        70,175
        185,000  Citizens Communications Co. notes 9 1/4s, 2011                                                          213,213
        160,000  Citizens Communications Co. sr. notes 6 1/4s, 2013                                                      158,800
        305,405  Colo.com, Inc. 144A sr. notes 13 7/8s, 2010 (In default) (NON) (F)                                            1
        205,000  Crown Castle International Corp. sr. notes 9 3/8s, 2011                                                 227,550
         45,000  Eircom Funding company guaranty Ser. US, 8 1/4s, 2013 (Ireland)                                          50,288
         20,728  Globix Corp. company guaranty 11s, 2008 (PIK)                                                            19,692
        175,000  Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)                                     183,313
        175,000  Inmarsat Finance PLC company guaranty stepped-coupon zero % (10 3/8s,
                 10/15/08), 2012 (United Kingdom) (STP)                                                                  132,344
         55,000  iPCS, Inc. sr. notes 11 1/2s, 2012                                                                       63,800
         20,000  IWO Escrow Co. 144A sec. FRN 5.77s, 2012                                                                 20,700
         20,000  IWO Escrow Co. 144A sr. disc. notes stepped-coupon zero % (10 3/4s,
                 1/15/10), 2015 (STP)                                                                                     13,100
        135,000  Level 3 Financing, Inc. 144A sr. notes 10 3/4s, 2011                                                    121,500
        120,000  Madison River Capital Corp. sr. notes 13 1/4s, 2010                                                     128,400
        205,000  MCI, Inc. sr. notes 8.735s, 2014                                                                        230,369
         45,000  MCI, Inc. sr. notes 7.688s, 2009                                                                         47,419
          5,000  Nextel Communications, Inc. sr. notes 6 7/8s, 2013                                                        5,400
        490,000  Nextel Communications, Inc. sr. notes 5.95s, 2014                                                       508,988
         55,000  Nextel Partners, Inc. sr. notes 12 1/2s, 2009                                                            61,531
        225,000  Nextel Partners, Inc. sr. notes 8 1/8s, 2011                                                            248,625
        410,000  Qwest Communications International, Inc. 144A sr. notes 7 3/4s, 2014                                    422,300
        475,000  Qwest Corp. 144A notes 9 1/8s, 2012                                                                     549,813
         65,000  Qwest Services Corp. 144A notes 14 1/2s, 2014                                                            81,575
         85,000  Qwest Services Corp. 144A notes 14s, 2010                                                               100,938
         50,000  Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)                                                          61,750
         40,000  Rogers Wireless Communications, Inc. sec. notes 9 5/8s, 2011 (Canada)                                    47,600
         45,000  Rural Cellular Corp. sr. notes 9 7/8s, 2010                                                              47,475
         90,000  Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010                                                         85,950
         55,000  SBA Communications Corp. 144A sr. notes 8 1/2s, 2012                                                     59,400
         55,000  SBA Telecommunications Inc./SBA Communications Corp. sr. disc. notes
                 stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)                                                     48,125
         25,000  TSI Telecommunication Services, Inc. company guaranty Ser. B, 12 3/4s, 2009                              28,188
         60,000  Valor Telecommunications Enterprises LLC/Finance Corp. 144A sr. notes
                 7 3/4s, 2015                                                                                             62,250
        177,439  Verado Holdings, Inc. sr. disc. notes zero %, 2008 (In default) (NON) (F)                                     5
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,961,675

Consumer (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
        115,000  Icon Health & Fitness company guaranty 11 1/4s, 2012                                                     89,700
         95,000  Jostens Holding Corp. sr. disc. notes stepped-coupon zero % (10 1/4s,
                 12/1/08), 2013 (STP)                                                                                     68,400
        245,000  Jostens IH Corp. 144A company guaranty 7 5/8s, 2012                                                     252,963
        260,000  Samsonite Corp. sr. sub. notes 8 7/8s, 2011                                                             280,150
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         691,213

Consumer Goods (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
        105,000  Church & Dwight Co., Inc. 144A sr. sub. notes 6s, 2012                                                  106,838
         45,000  Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014                                                      47,869
        200,000  Playtex Products, Inc. company guaranty 9 3/8s, 2011                                                    215,250
        140,000  Playtex Products, Inc. sec. notes 8s, 2011                                                              153,650
        215,000  Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012                                                       233,275
        125,000  Remington Arms Co., Inc. company guaranty 10 1/2s, 2011                                                 123,438
         45,000  Scotts Co. (The) sr. sub. notes 6 5/8s, 2013                                                             47,531
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         927,851

Consumer Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        100,000  Brand Services, Inc. company guaranty 12s, 2012                                                         112,750
         60,000  United Rentals (North America), Inc. company guaranty 6 1/2s, 2012                                       60,450
        130,000  Williams Scotsman, Inc. company guaranty 9 7/8s, 2007                                                   130,325
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         303,525

Energy (7.6%)
--------------------------------------------------------------------------------------------------------------------------------
         80,000  Arch Western Finance, LLC 144A sr. notes 6 3/4s, 2013                                                    83,200
        190,000  Arch Western Finance, LLC sr. notes 6 3/4s, 2013                                                        197,600
         70,000  Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman Islands)                                  77,350
        100,000  CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)                                               104,250
         45,000  Chesapeake Energy Corp. company guaranty 7 3/4s, 2015                                                    49,613
         75,000  Chesapeake Energy Corp. company guaranty 9s, 2012                                                        85,125
        210,000  Chesapeake Energy Corp. sr. notes 7 1/2s, 2013                                                          233,100
         60,000  Chesapeake Energy Corp. sr. notes 7s, 2014                                                               65,700
         95,000  Comstock Resources, Inc. sr. notes 6 7/8s, 2012                                                          97,850
        175,000  Dresser, Inc. company guaranty 9 3/8s, 2011                                                             189,000
         25,000  Dresser-Rand Group, Inc. 144A sr. sub. notes 7 3/8s, 2014                                                26,125
         90,000  Encore Acquisition Co. company guaranty 8 3/8s, 2012                                                     99,450
         45,000  Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014                                                       45,338
        130,000  Exco Resources, Inc. company guaranty 7 1/4s, 2011                                                      138,125
         70,000  Forest Oil Corp. company guaranty 7 3/4s, 2014                                                           75,950
         35,000  Forest Oil Corp. sr. notes 8s, 2008                                                                      38,325
        145,000  Forest Oil Corp. sr. notes 8s, 2011                                                                     167,113
         40,000  Hanover Compressor Co. sr. notes 8 5/8s, 2010                                                            43,400
         70,000  Hanover Compressor Co. sr. notes 9s, 2014                                                                77,875
         95,000  Hanover Compressor Co. sub. notes zero %, 2007                                                           85,263
         30,000  Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011                                                  32,550
        275,000  Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)                                                283,250
        275,000  Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2014                                              279,125
         65,000  KCS Energy, Inc. sr. notes 7 1/8s, 2012                                                                  68,413
        280,000  Key Energy Services, Inc. sr. notes 6 3/8s, 2013                                                        284,200
        260,000  Massey Energy Co. sr. notes 6 5/8s, 2010                                                                271,050
        125,000  Newfield Exploration Co. 144A sr. sub. notes 6 5/8s, 2014                                               135,313
        130,000  Newfield Exploration Co. sr. notes 7 5/8s, 2011                                                         146,900
        120,000  Offshore Logistics, Inc. company guaranty 6 1/8s, 2013                                                  120,600
         75,000  Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s, 2014                              79,688
        135,000  Peabody Energy Corp. sr. notes 5 7/8s, 2016                                                             136,688
         45,000  Pemex Project Funding Master Trust company guaranty 7 3/8s, 2014                                         50,346
         30,000  Pemex Project Funding Master Trust company guaranty 8 5/8s, 2022                                         36,300
        100,000  Petro Geo-Services notes 10s, 2010 (Norway)                                                             115,500
         95,000  Plains Exploration & Production Co. sr. notes 7 1/8s, 2014                                              104,975
        145,000  Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012                                         161,675
        110,000  Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                                  117,700
        290,000  Pride International Inc., sr. notes 7 3/8s, 2014                                                        322,625
        100,000  Seabulk International, Inc. company guaranty 9 1/2s, 2013                                               110,250
        170,000  Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013                                       155,125
        280,000  Stone Energy Corp. 144A sr. sub. notes 6 3/4s, 2014                                                     281,400
         25,000  Universal Compression, Inc. sr. notes 7 1/4s, 2010                                                       26,500
         45,000  Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012                                                           49,613
         25,000  Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011                                                      26,813
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,376,351

Entertainment (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
         45,000  AMC Entertainment, Inc. sr. sub. notes 9 7/8s, 2012                                                      49,163
        162,000  AMC Entertainment, Inc. sr. sub. notes 8s, 2014                                                         163,620
        155,000  Cinemark USA, Inc. sr. sub. notes 9s, 2013                                                              173,213
        180,000  Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s,
                 3/15/07), 2014 (STP)                                                                                    134,550
        335,000  LCE Acquisition Corp. 144A company guaranty 9s, 2014                                                    350,913
        290,000  Six Flags, Inc. sr. notes 8 7/8s, 2010                                                                  276,588
         55,000  Universal City Florida Holding Co. 144A sr. notes 8 3/8s, 2010                                           57,888
         75,000  Universal City Florida Holding Co. 144A sr. notes FRN 7.493s, 2010                                       78,563
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,284,498

Financial (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
         55,000  Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)                                                  56,925
         90,000  Crescent Real Estate Equities LP sr. notes 9 1/4s, 2009 (R)                                              98,100
        175,000  E*Trade Finance Corp. 144A sr. notes 8s, 2011                                                           189,000
        207,353  Finova Group, Inc. notes 7 1/2s, 2009                                                                    91,754
         85,000  UBS AG/Jersey Branch sr. notes Ser. EMTN, 9.14s, 2008 (Jersey)                                           93,075
        240,000  Western Financial Bank sub. debs. 9 5/8s, 2012                                                          268,800
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         797,654

Food (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
         21,963  Archibald Candy Corp. company guaranty 10s, 2007 (In default) (NON) (PIK) (F)                             4,678
        335,000  Dean Foods Co. sr. notes 6 5/8s, 2009                                                                   350,075
        100,000  Del Monte Corp. sr. sub. notes 8 5/8s, 2012                                                             111,500
         80,000  Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015                                                         82,200
        285,000  Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013                                                259,350
GBP     150,000  RHM Finance, Ltd. sinking fund 8.8s, 2017 (Kenya)                                                       340,091
EUR     195,000  United Biscuits Finance company guaranty 10 5/8s, 2011 (United Kingdom)                                 273,038
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,420,932

Gaming & Lottery (3.8%)
--------------------------------------------------------------------------------------------------------------------------------
        $60,000  Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                                  $66,675
        160,000  Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012                                                           177,200
         30,000  Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012                                                            32,438
         60,000  Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014                                                            62,625
         70,000  Chumash Casino & Resort Enterprise 144A sr. notes 9s, 2010                                               76,650
         75,000  Mandalay Resort Group sr. notes 6 3/8s, 2011                                                             78,375
        205,000  MGM Mirage, Inc. company guaranty 8 1/2s, 2010                                                          234,213
         60,000  MGM Mirage, Inc. company guaranty 6s, 2009                                                               61,500
         40,000  Mirage Resorts, Inc. debs. 7 1/4s, 2017                                                                  42,000
        220,000  Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s, 2009                                             225,500
        155,000  Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                                   172,244
        115,000  Park Place Entertainment Corp. sr. notes 7s, 2013                                                       127,938
         95,000  Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                                              107,469
        185,000  Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010                                                  200,956
         50,000  Penn National Gaming, Inc. 144A sr. sub. notes 6 3/4s, 2015                                              51,000
         95,000  Pinnacle Entertainment, Inc. sr. sub. notes 8 3/4s, 2013                                                104,500
        125,000  Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012                                                133,438
        120,000  Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s, 2009                             141,600
        130,000  Scientific Games Corp. 144A sr. sub. notes 6 1/4s, 2012                                                 133,900
         90,000  Station Casinos, Inc. sr. notes 6s, 2012                                                                 93,263
         90,000  Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016                                                        94,838
        280,000  Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A 1st mtge. 6 5/8s, 2014                            279,300
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,697,622

Health Care (4.8%)
--------------------------------------------------------------------------------------------------------------------------------
        105,000  AmerisourceBergen Corp. company guaranty 7 1/4s, 2012                                                   116,550
        100,000  AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                                          111,000
        170,000  Ardent Health Services, Inc. sr. sub. notes 10s, 2013                                                   179,350
         80,000  Community Health Systems, Inc. 144A sr. sub. notes 6 1/2s, 2012                                          80,500
         80,000  Coventry Health Care, Inc. 144A sr. notes 5 7/8s, 2012                                                   82,200
        195,000  Elan Finance PLC/Elan Finance Corp. 144A sr. notes 7 3/4s, 2011 (Ireland)                               173,550
         50,000  HCA, Inc. debs. 7.19s, 2015                                                                              52,786
         60,000  HCA, Inc. notes 8.36s, 2024                                                                              66,977
         70,000  HCA, Inc. notes 7.69s, 2025                                                                              74,027
         10,000  HCA, Inc. notes 7s, 2007                                                                                 10,496
         65,000  HCA, Inc. notes 6 3/8s, 2015                                                                             65,973
         55,000  HCA, Inc. notes 5 3/4s, 2014                                                                             53,755
        185,000  Healthsouth Corp. notes 7 5/8s, 2012                                                                    187,775
         75,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                                                 78,000
         45,000  Healthsouth Corp. sr. notes 8 3/8s, 2011                                                                 47,363
         45,000  Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                                           47,363
         20,220  Magellan Health Services, Inc. sr. notes Ser. A, 9 3/8s, 2008                                            21,838
         35,000  MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012                                                    39,725
        180,000  MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s,
                 8/15/08), 2012 (STP)                                                                                    133,200
        120,000  Omnicare, Inc. sr. sub. notes 6 1/8s, 2013                                                              120,300
        115,000  Province Healthcare Co. sr. sub. notes 7 1/2s, 2013                                                     128,225
         40,000  Service Corp. International debs. 7 7/8s, 2013                                                           42,500
         15,000  Service Corp. International notes 7.2s, 2006                                                             15,506
          5,000  Service Corp. International notes 6 7/8s, 2007                                                            5,238
         20,000  Service Corp. International notes 6 1/2s, 2008                                                           20,850
         50,000  Service Corp. International notes Ser. *, 7.7s, 2009                                                     53,750
        140,000  Service Corp. International/US 144A sr. notes 6 3/4s, 2016                                              142,800
        135,000  Stewart Enterprises, Inc. 144A sr. notes 6 1/4s, 2013                                                   135,000
         85,000  Tenet Healthcare Corp. notes 7 3/8s, 2013                                                                80,538
         90,000  Tenet Healthcare Corp. sr. notes 6 1/2s, 2012                                                            83,025
        255,000  Tenet Healthcare Corp. 144A sr. notes 9 7/8s, 2014                                                      271,575
        130,000  Triad Hospitals, Inc. sr. notes 7s, 2012                                                                137,638
        225,000  Triad Hospitals, Inc. sr. sub. notes 7s, 2013                                                           232,031
         85,000  Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011                                                87,975
         95,000  Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014                                             104,500
         55,000  Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)                                             63,800
         40,000  Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)                                                40,800
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,388,479

Homebuilding (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
         70,000  Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                                     76,125
         25,000  Beazer Homes USA, Inc. company guaranty 8 3/8s, 2012                                                     27,469
         20,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                              22,149
        120,000  D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                                137,700
         25,000  D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                                                 27,375
         50,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                                 51,171
         90,000  K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012                                             99,900
         70,000  K. Hovnanian Enterprises, Inc. company guaranty 6 3/8s, 2014                                             72,450
         50,000  K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014                                                    52,500
        275,000  KB Home sr. notes 5 3/4s, 2014                                                                          279,119
         50,000  Meritage Corp. company guaranty 9 3/4s, 2011                                                             55,877
         60,000  Meritage Homes Corp. 144A sr. notes 6 1/4s, 2015                                                         60,225
         70,000  Schuler Homes, Inc. company guaranty 10 1/2s, 2011                                                       78,750
         10,000  Standard Pacific Corp. sr. notes 6 7/8s, 2011                                                            10,625
        215,000  Standard Pacific Corp. sr. notes 6 1/4s, 2014                                                           218,763
         55,000  Technical Olympic USA, Inc. company guaranty 10 3/8s, 2012                                               61,600
         80,000  Technical Olympic USA, Inc. company guaranty 9s, 2010                                                    86,600
        220,000  Technical Olympic USA, Inc. 144A sr. sub. notes 7 1/2s, 2015                                            217,800
         30,000  WCI Communities, Inc. company guaranty 10 5/8s, 2011                                                     33,150
        130,000  WCI Communities, Inc. company guaranty 9 1/8s, 2012                                                     144,950
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,814,298

Household Furniture and Appliances (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        200,000  Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014                                                          209,500

Leisure (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
         40,000  K2, Inc. sr. notes 7 3/8s, 2014                                                                          43,300

Lodging/Tourism (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
         55,000  FelCor Lodging LP company guaranty 9s, 2008 (R)                                                          62,219
        115,000  Gaylord Entertainment Co. sr. notes 8s, 2013                                                            124,631
         73,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008 (R)                                           75,008
         60,000  Host Marriott LP company guaranty Ser. G, 9 1/4s, 2007 (R)                                               66,000
         98,000  Host Marriott LP sr. notes Ser. E, 8 3/8s, 2006 (R)                                                     101,430
        165,000  Host Marriott LP 144A sr. notes 7s, 2012 (R)                                                            173,250
         95,000  ITT Corp. debs. 7 3/8s, 2015                                                                            108,894
        105,000  ITT Corp. notes 6 3/4s, 2005                                                                            106,838
        130,000  MeriStar Hospital Corp. company guaranty 9 1/8s, 2011 (R)                                               142,513
         65,000  Meristar Hospitality Corp. company guaranty 9s, 2008 (R)                                                 69,225
         80,000  Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 3/8s, 2007                                  85,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,115,008

Media (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        270,000  Affinity Group, Inc. sr. sub. notes 9s, 2012                                                            291,600
        100,000  Warner Music Group 144A sr. sub. notes 7 3/8s, 2014                                                     106,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         397,600

Other (3.4%)
--------------------------------------------------------------------------------------------------------------------------------
      2,375,000  Dow Jones CDX HY 144A pass-through certificates 7 3/4s, 2009                                          2,401,719

Publishing (5.0%)
--------------------------------------------------------------------------------------------------------------------------------
        300,000  Advertising Direct 144A sr. notes 9 1/4s, 2012 (Canada)                                                 316,875
        382,086  CanWest Media, Inc. 144A sr. sub. notes 8s, 2012 (Canada)                                               410,742
        185,000  Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s, 2010                                202,575
         85,000  Dex Media, Inc. disc. notes zero %, 2013                                                                 66,938
        345,000  Dex Media, Inc. notes 8s, 2013                                                                          374,325
        315,000  Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013                                                        333,113
        175,000  MediaNews Group, Inc. sr. sub. notes 6 7/8s, 2013                                                       178,063
        130,000  PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                                            140,400
         80,000  PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                                             81,200
        190,000  PRIMEDIA, Inc. sr. notes 8s, 2013                                                                       202,350
         80,000  R. H. Donnelley Corp. 144A sr. notes 6 7/8s, 2013                                                        82,200
        335,000  Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011                                          351,331
         20,000  RH Donnelley Finance Corp. I company guaranty 8 7/8s, 2010                                               22,100
        170,000  RH Donnelley Finance Corp. I 144A company guaranty 8 7/8s, 2010                                         187,850
         85,000  RH Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012                                           99,663
        245,000  Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009                                                     250,513
        120,000  Vertis, Inc. 144A sub. notes 13 1/2s, 2009                                                              118,800
        105,000  WRC Media Corp. sr. sub. notes 12 3/4s, 2009                                                             97,650
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,516,688

Restaurants (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         80,000  Domino's, Inc. sr. sub. notes 8 1/4s, 2011                                                               86,400
        155,000  Sbarro, Inc. company guaranty 11s, 2009                                                                 155,775
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         242,175

Retail (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
         80,000  Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014                                                    82,600
        160,000  Autonation, Inc. company guaranty 9s, 2008                                                              180,800
        155,000  JC Penney Co., Inc. debs. 7.95s, 2017                                                                   185,004
         90,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                                                  100,335
         20,000  JC Penney Co., Inc. notes 9s, 2012                                                                       24,550
          5,000  JC Penney Co., Inc. notes 8s, 2010                                                                        5,664
         80,000  Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)                                                   84,000
         90,000  Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)                                              92,250
        100,000  Rite Aid Corp. company guaranty 9 1/2s, 2011                                                            108,500
          5,000  Rite Aid Corp. debs. 6 7/8s, 2013                                                                         4,700
         15,000  Rite Aid Corp. notes 7 1/8s, 2007                                                                        15,225
         75,000  Rite Aid Corp. sr. notes 9 1/4s, 2013                                                                    75,375
         80,000  Rite Aid Corp. 144A sec. notes 7 1/2s, 2015                                                              79,200
        195,000  Saks, Inc. company guaranty 7s, 2013                                                                    202,800
        180,000  Toys R Us, Inc. notes 7 5/8s, 2011                                                                      183,150
         70,000  United Auto Group, Inc. company guaranty 9 5/8s, 2012                                                    77,700
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,501,853

Technology (3.2%)
--------------------------------------------------------------------------------------------------------------------------------
        200,000  Advanced Micro Devices, Inc. 144A sr. notes 7 3/4s, 2012                                                204,000
         82,000  AMI Semiconductor, Inc. company guaranty 10 3/4s, 2013                                                   95,325
         70,000  Amkor Technologies, Inc. sr. sub. notes 10 1/2s, 2009                                                    65,975
        250,000  Celestica, Inc. sr.sub. notes 7 7/8s, 2011 (Canada)                                                     263,125
        115,000  Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                                       121,325
        125,000  Iron Mountain, Inc. company guaranty 7 3/4s, 2015                                                       127,188
         10,000  Lucent Technologies, Inc. debs. 6 1/2s, 2028                                                              9,463
        175,000  Lucent Technologies, Inc. debs. 6.45s, 2029                                                             166,469
         65,000  New ASAT Finance, Ltd. 144A company guaranty 9 1/4s, 2011 (Cayman Islands)                               55,900
         65,000  SCG Holding Corp. 144A notes zero %, 2011                                                                92,788
        110,000  Seagate Technology Hdd Holdings company guaranty 8s, 2009 (Cayman Islands)                              118,525
        280,000  UGS Corp. 144A sr. sub. notes 10s, 2012                                                                 316,400
        130,000  Xerox Capital Trust I company guaranty 8s, 2027                                                         137,150
         65,000  Xerox Corp. notes Ser. MTN, 7.2s, 2016                                                                   69,713
        210,000  Xerox Corp. sr. notes 7 5/8s, 2013                                                                      227,588
        180,000  Xerox Corp. sr. notes 6 7/8s, 2011                                                                      192,600
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,263,534

Textiles (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
        260,000  Levi Strauss & Co. sr. notes 12 1/4s, 2012                                                              297,700
        135,000  Levi Strauss & Co. 144A sr. notes 9 3/4s, 2015                                                          142,256
         75,000  Oxford Industries, Inc. sr. notes 8 7/8s, 2011                                                           80,250
        120,000  Russell Corp. company guaranty 9 1/4s, 2010                                                             129,300
         68,000  William Carter Holdings Co. (The) company guaranty Ser. B, 10 7/8s, 2011                                 75,990
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         725,496

Tire & Rubber (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         35,000  Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007                                                      37,100
        180,000  Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011                                                     187,650
         35,000  Goodyear Tire & Rubber Co. (The) notes 6 3/8s, 2008                                                      35,350
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         260,100

Transportation (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
         95,000  American Airlines, Inc. pass-through certificates Ser. 01-1, 6.817s, 2011                                90,725
        170,000  Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008                                          136,000
        200,000  Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008                                          223,000
         30,000  Kansas City Southern Railway Co. company guaranty 7 1/2s, 2009                                           31,425
        120,000  Navistar International Corp. company guaranty Ser. B, 9 3/8s, 2006                                      127,350
         85,000  Navistar International Corp. 144A sr. notes 6 1/4s, 2012                                                 85,638
         61,754  NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                                                 65,459
         40,000  Travelcenters of America, Inc. company guaranty 12 3/4s, 2009                                            44,600
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         804,197

Utilities & Power (7.3%)
--------------------------------------------------------------------------------------------------------------------------------
         13,000  AES Corp. (The) sr. notes 8 7/8s, 2011                                                                   14,869
          4,000  AES Corp. (The) sr. notes 8 3/4s, 2008                                                                    4,410
        130,000  AES Corp. (The) 144A sec. notes 9s, 2015                                                                148,850
        190,000  AES Corp. (The) 144A sec. notes 8 3/4s, 2013                                                            216,125
        100,000  Allegheny Energy Supply 144A bonds 8 1/4s, 2012                                                         114,000
         65,000  Allegheny Energy Supply 144A sec. notes 10 1/4s, 2007                                                    73,044
        130,000  CMS Energy Corp. sr. notes 8.9s, 2008                                                                   144,625
         40,000  CMS Energy Corp. sr. notes 8 1/2s, 2011                                                                  45,600
         30,000  CMS Energy Corp. sr. notes 7 3/4s, 2010                                                                  32,925
        340,000  DPL, Inc. bonds 8 1/8s, 2031                                                                            416,037
         55,000  Dynegy Holdings, Inc. sr. notes 6 7/8s, 2011                                                             51,219
        245,000  Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013                                                     279,300
         65,000  Dynegy-Roseton Danskamme company guaranty Ser. A, 7.27s, 2010                                            64,350
        100,000  Dynegy-Roseton Danskamme company guaranty Ser. B, 7.67s, 2016                                            93,750
         45,000  Edison Mission Energy sr. notes 10s, 2008                                                                51,750
         40,000  El Paso CGP Co. notes 7 3/4s, 2010                                                                       42,100
         95,000  El Paso Corp. sr. notes 8.05s, 2030                                                                      96,425
         65,000  El Paso Corp. sr. notes 7 3/8s, 2012                                                                     66,463
         65,000  El Paso Corp. sr. notes Ser. MTN, 7 3/4s, 2032                                                           65,488
         30,000  El Paso Natural Gas Co. debs. 8 5/8s, 2022                                                               35,850
        170,000  El Paso Production Holding Co. company guaranty 7 3/4s, 2013                                            182,325
        115,000  Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6 3/4s, 2014                               115,575
         35,000  Kansas Gas & Electric debs. 8.29s, 2016                                                                  36,222
        225,000  Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034                                                     258,188
        145,000  Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                                     181,250
         70,000  Monongahela Power Co. 1st mtge. 6.7s, 2014                                                               77,525
         85,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                                      98,175
         55,000  Nevada Power Co. 144A general ref. mtge. 5 7/8s, 2015                                                    55,688
        175,000  Northwest Pipeline Corp. company guaranty 8 1/8s, 2010                                                  192,281
         10,000  Northwestern Corp. debs. 6.95s, 2028 (In default) (NON) (F)                                                   1
         20,000  Northwestern Corp. notes 8 3/4s, 2012 (In default) (NON) (F)                                                  1
        348,000  NRG Energy, Inc. 144A sr. sec. notes 8s, 2013                                                           384,540
        100,000  Orion Power Holdings, Inc. sr. notes 12s, 2010                                                          125,000
        105,000  PSEG Energy Holdings, Inc. notes 7 3/4s, 2007                                                           110,513
         85,000  SEMCO Energy, Inc. sr. notes 7 3/4s, 2013                                                                89,378
        110,000  SEMCO Energy, Inc. 144A sr. notes 7 3/4s, 2013                                                          114,400
         25,000  Sierra Pacific Power Co. general ref. mtge. 6 1/4s, 2012                                                 26,188
        165,000  Sierra Pacific Resources sr. notes 8 5/8s, 2014                                                         182,325
         20,000  Southern California Edison Co. notes 6 3/8s, 2006                                                        20,453
         55,000  Teco Energy, Inc. notes 10 1/2s, 2007                                                                    63,250
         35,000  Teco Energy, Inc. notes 7.2s, 2011                                                                       38,500
         55,000  Teco Energy, Inc. notes 7s, 2012                                                                         60,500
         15,000  Tennessee Gas Pipeline Co. debs. 7s, 2028                                                                15,600
         75,000  Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017                                                    83,438
        140,000  Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s, 2014                                 149,450
         20,000  Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026                                                   22,525
        105,000  Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)                                   111,300
         75,000  Utilicorp United, Inc. sr. notes 9.95s, 2011                                                             86,063
         25,000  Williams Cos., Inc. (The) notes 8 3/4s, 2032                                                             31,625
         25,000  Williams Cos., Inc. (The) notes 8 1/8s, 2012                                                             29,063
         95,000  Williams Cos., Inc. (The) notes 7 5/8s, 2019                                                            109,725
         73,041  York Power Funding 144A notes 12s, 2007 (In default) (NON) (F)                                                7
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,108,254
--------------------------------------------------------------------------------------------------------------------------------
                 Total Corporate bonds and notes  (cost $60,376,765)                                                 $63,165,462
--------------------------------------------------------------------------------------------------------------------------------

Common stocks (2.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
            307  AboveNet, Inc. (NON)                                                                                     $9,210
         13,481  Alderwoods Group, Inc. (NON)                                                                            165,142
        180,000  AMRESCO Creditor Trust (acquired various dates from 5/5/99 to 5/10/00,
                 cost $38,828) (RES)(NON) (R) (F)                                                                            180
            195  Birch Telecom, Inc. (NON) (F)                                                                                 2
          4,405  Celanese Corp. Ser. A (NON)                                                                              73,564
         20,176  Coinmach Service Corp. IDS (Income Deposit Securities)                                                  266,121
             85  Comdisco Holding Co., Inc.                                                                                2,342
            112  Compass Minerals International, Inc.                                                                      2,800
        505,286  Contifinancial Corp. Liquidating Trust Units                                                             12,632
          3,010  Covad Communications Group, Inc. (NON)                                                                    4,575
            159  Crown Castle International Corp. (NON)                                                                    2,598
          5,403  Globix Corp. (NON)                                                                                       18,911
        115,000  iPCS Escrow, Inc. (NON) (F)                                                                                 115
          3,613  iPCS, Inc. (NON)                                                                                        108,390
             33  Knology, Inc. (NON)                                                                                          89
             28  Leucadia National Corp.                                                                                     938
         20,000  Loewen Group International, Inc. (NON) (F)                                                                    2
            978  Northwestern Corp. (NON)                                                                                 27,325
            136  Polymer Group, Inc. Class A (NON)                                                                         2,720
            576  PSF Group Holdings, Inc. 144A Class A (NON) (F)                                                       1,007,633
             10  Sterling Chemicals, Inc. (NON)                                                                              450
            178  Sun Healthcare Group, Inc. (NON)                                                                          1,214
             40  USA Mobility, Inc. (NON)                                                                                  1,570
        259,509  VFB LLC (acquired various dates from 12/21/99 to 10/27/00, cost $214,226)
                 (RES)(NON)                                                                                               53,199
         40,417  VS Holdings, Inc. (NON)                                                                                      40
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $4,317,110)                                                               $1,761,762
--------------------------------------------------------------------------------------------------------------------------------

Foreign government bonds and notes (1.8%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
        $45,000  Brazil (Federal Republic of) bonds 10 1/2s, 2014                                                        $52,605
         35,000  Colombia (Republic of) bonds 10 3/8s, 2033                                                               39,725
         35,000  Colombia (Republic of) bonds Ser. NOV, 9 3/4s, 2009                                                      39,463
         75,000  Colombia (Republic of) notes 10 3/4s, 2013                                                               87,563
         60,000  Ecuador (Republic of) bonds stepped-coupon Ser. REGS, 7s (8s,
                 8/15/05), 2030 (STP)                                                                                     55,800
        140,000  Indonosia (Republic of) 144A sr. notes 6 3/4s, 2014                                                     143,710
        160,000  Intelsat Bermuda, Ltd. 144A sr. notes 8 5/8s, 2015                                                      170,800
         45,000  Peru (Republic of) bonds 8 3/4s, 2033                                                                    48,713
        120,000  Philippines (Republic of) bonds 9 1/2s, 2030                                                            120,600
        150,000  Philippines (Republic of) bonds 8 3/8s, 2011                                                            155,475
        170,000  Russia (Federation of) unsub. stepped-coupon 5s (7 1/2s, 3/31/07), 2030 (STP)                           178,585
        120,000  United Mexican States bonds Ser. MTN, 8.3s, 2031                                                        144,660
         45,000  Venezuela (Republic of) notes 10 3/4s, 2013                                                              51,953
--------------------------------------------------------------------------------------------------------------------------------
                 Total Foreign government bonds and notes  (cost $1,192,699)                                          $1,289,652
--------------------------------------------------------------------------------------------------------------------------------

Convertible preferred stocks (0.6%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
          1,537  Crown Castle International Corp. $3.125 cum. cv. pfd.                                                   $75,505
          2,929  Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.                                                 137,297
          1,400  Huntsman Corp. $2.50 cv. pfd.                                                                            82,278
            917  Omnicare, Inc. $2.00 cv. pfd.                                                                            47,684
          1,160  Williams Cos., Inc. (The) 144A $2.75 cv. pfd.                                                           106,575
--------------------------------------------------------------------------------------------------------------------------------
                 Total Convertible preferred stocks  (cost $363,988)                                                    $449,339
--------------------------------------------------------------------------------------------------------------------------------

Convertible bonds and notes (0.6%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
       $490,000  Cybernet Internet Services International, Inc. 144A cv. sr. disc. notes
                 13s, 2009 (Denmark) (In default) (NON)                                                                       $5
         65,000  Fairchild Semiconductor International, Inc. cv. company guaranty 5s, 2008                                65,488
        390,000  Kulicke & Soffa Industries, Inc. cv. sub. notes 0 1/2s, 2008                                            295,913
         50,000  WCI Communities, Inc. cv. sr. sub. notes 4s, 2023                                                        68,813
--------------------------------------------------------------------------------------------------------------------------------
                 Total Convertible bonds and notes  (cost $817,071)                                                     $430,219
--------------------------------------------------------------------------------------------------------------------------------

Preferred stocks (0.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
          1,828  Doane Pet Care Co. $7.125 pfd.                                                                          $95,056
              3  Dobson Communications Corp. 13.00% pfd. (PIK)                                                             1,680
             80  First Republic Capital Corp. 144A 10.50% pfd.                                                            82,800
             13  Paxson Communications Corp. 14.25% cum. pfd. (PIK)                                                      105,300
            100  PRIMEDIA, Inc. Ser. F, $9.20 cum. pfd.                                                                   10,050
             84  Rural Cellular Corp. Ser. B, 11.375% cum. pfd. (PIK)                                                     79,800
--------------------------------------------------------------------------------------------------------------------------------
                 Total Preferred stocks  (cost $381,819)                                                                $374,686
--------------------------------------------------------------------------------------------------------------------------------

Units (0.3%) (a) (Cost $812,266)
--------------------------------------------------------------------------------------------------------------------------------
Number of units                                                                                                            Value
--------------------------------------------------------------------------------------------------------------------------------
            446  XCL Equity Units (F)                                                                                   $197,851

Brady bonds (0.1%) (a) (cost $98,410)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
       $105,600  Peru (Republic of) FRB Ser. 20 YR, 5s, 2017                                                            $100,584

Senior loans (0.1%) (a)(c) (cost $81,265)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
        $90,000  Olympus Cable bank term loan FRN Ser. B, 7 1/4s, 2010                                                   $89,409

Asset-backed securities (0.1%) (a) (Cost $ 60,000)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
        $60,000  Verdi Synthetic CLO 144A Ser. 1A, Class E2, 11.15s, 2010                                                $60,825

Warrants  (--%) (a) (NON)
--------------------------------------------------------------------------------------------------------------------------------
Number of warrants                                                                               Expiration date           Value
--------------------------------------------------------------------------------------------------------------------------------
            108  AboveNet, Inc.                                                                  9/8/2008                 $1,080
            127  AboveNet, Inc.                                                                  9/8/2010                    762
            200  Dayton Superior Corp. 144A                                                      6/15/2009                     1
              1  Doe Run Resources Corp. 144A (F)                                                10/29/2012                    1
             89  MDP Acquisitions PLC 144A                                                       10/1/2013                 2,492
             70  Mikohn Gaming Corp. 144A                                                        8/15/2008                 1,274
              8  NTL, Inc.                                                                       1/13/2011                    20
             80  Pliant Corp. 144A                                                               6/1/2010                      1
            120  Travelcenters of America, Inc. 144A                                             5/1/2009                    600
            350  Ubiquitel, Inc. 144A                                                            4/15/2010                     1
            310  Washington Group International, Inc. Ser. C                                     1/25/2006                 3,395
            190  XM Satellite Radio Holdings, Inc. 144A                                          3/15/2010                15,200
--------------------------------------------------------------------------------------------------------------------------------
                 Total Warrants  (cost $127,021)                                                                         $24,827
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (2.0%) (a) (cost $ 1,408,097)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $1,408,097  Putnam Prime Money Market Fund (e)                                                                   $1,408,097
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $70,036,511) (b)                                                            $69,352,713
================================================================================================================================



Putnam Managed High Yield Trust
Forward currency contracts to sell at
February 28, 2005 (Unaudited)
(aggregate face value $1,923,143)

                                                                                                                      Unrealized
                                                                               Aggregate            Delivery       appreciation/
                                                               Value          face value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
British Pound                                               $339,358            $340,276             3/16/05                $918
Euro                                                       1,593,833           1,582,867             3/16/05             (10,966)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $(10,048)
================================================================================================================================



Putnam Managed High Yield Trust
Credit default contracts outstanding at February 28, 2005 (Unaudited)

                                                                                                    Notional          Unrealized
                                                                                                      amount        appreciation
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          $24,593              $1,223

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                           24,593                 651

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                           12,296                 573

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                            9,222                 405

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                            6,148                 201

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                            3,074                 195

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                            3,074                  31
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $3,279
================================================================================================================================



NOTES

(a) Percentages indicated are based on net assets of $70,346,291.

(b) The aggregate identified cost on a tax basis is $70,332,594, resulting in gross unrealized appreciation and depreciation of $4,027,855 and $5,007,736, respectively, or net unrealized depreciation of $979,881.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at February 28, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 2005 was $53,379 or 0.08% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(R) Real Estate Investment Trust.

(e) Pursuant to an Exemptive Order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $23,642 for the period ended February 28, 2005.

(F) Security is valued at fair value following procedures approved by the Trustees.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at February 28, 2005.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S.
dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005